Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of accrued expenses and other liabilities [text block] [Abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
Trade payables	2,191	2,360
Trade and other payables due to related parties	61	112
Non-trade payables and accrued expenses	2,440	2,277
	4,692	4,749